Fair Value Measurements And Disclosure (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements And Disclosure
Fixed income investments - maturities under 1 year	$ 95
Fixed income investments - maturities between 1 to 3 years	320
Fixed income investments - maturities between 3 to 5 years	52
Fixed income investments - maturities for 5 or more years	213
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges	59
Fair Value Disclosures [Line Items]
Collateral received from counterparty	124	$ 599
Collateral submitted to counterparty	2,343	$ 530
Collateral contingently payable to the counterparty	105
DIRECTV [Member]
Fair Value Disclosures [Line Items]
Collateral contingently payable to the counterparty	$ 163